Minimum capital requirements	12 Months Ended
Dec. 31, 2020
Minimum capital requirements
Minimum capital requirements

30. Minimum capital requirements

The Bank’s risk-weighted assets and capitalization ratios are calculated in accordance with Mexican Banking GAAP. The management of capital is performed at regulatory and economic levels.

As established in the General Provisions Applicable to Credit Institutions (Disposiciones de Carácter General Aplicables a las Instituciones de Crédito) issued by the CNBV, Banco Santander México must maintain a minimum net capital in relation to the market, credit and operational risks inherent to its operations, which is based on the Basel Agreements within the Mexican legislation. Such minimum capital is determined based on the sum of the capital requirements stipulated for each aforementioned type of risk.

Net Capital

Net capital is divided into two parts: Basic Capital and Complementary Capital. Additionally, Basic Capital is divided into two portions: Fundamental Basic Capital and Non-Fundamental Basic Capital. Basic Capital (Tier I Capital) is the sum of Fundamental Basic Capital and Non-Fundamental Basic Capital.

Fundamental Basic Capital is composed mainly of shareholders’ equity plus other equity instruments, less, among other deductions: stock investments on financial institutions, organizational expenses, other intangibles assets, excess of deferred tax assets derived from tax losses of Tier I Capital and excess of deferred income taxes from temporary differences that exceed the 10% of Tier I Capital.

Non-Fundamental Basic Capital is composed mainly of a bank’s equity instruments, which are not included as Fundamental Basic Capital according to the current legislation.

Complementary Capital (Tier II Capital) is composed mainly of a bank’s equity instruments, which are not included as Basic Capital according to the current legislation, and the positive difference resulting from subtracting to the total permitted reserves, the total expected losses, up to an amount that does not exceed 0.6% of the assets subject to credit risk.

Assets Subject to Credit Risk

Deposits, securities, loans and advances, reverse repurchase agreements, swaps, forward contracts, securities loans, options, certain financial derivative instruments and all other bank transactions exposed to credit risk in accordance with established regulations are classified in their respective risk groups and the weight factors stipulated for each group are applied, ranging from zero up to 150%, depending on the counterparty and scores determined by the ratings agencies accredited by the CNBV or by the Bank in the event it is an authorized institution for the use of internal models. Counterparty risk is calculated by incorporating an add-on and calculating a CVA for OTC financial derivatives transactions.

Assets Subject to Market Risk

In interest bearing transactions, the capital requirement is calculated by determining the residual term of the financial asset or financial liability and by applying the corresponding Market Risk Charge Coefficient based on the residual term and currency of the financial asset or financial liability.

For those transactions, whose return is based on changes in the price of a share, basket of shares or market index, a 22.23% of General Market Risk Charge Coefficient is applied to the net position, to which additional specific market risk requirements are added for long net positions and short net positions by 8%.

For foreign currency positions, a 12% Market Risk Charge Coefficient is applied on the higher of the sum of the long net position or short net position.

For transactions linked to Mexican inflation and denominated in UDI, a capital requirement is calculated by applying a Market Risk Charge Coefficient of 1.25% over the increase of the INPC (calculated as the average of the previous twelve months) to the absolute value of the total net position.

For options and warrants, a Vega (variations on volatility) and Gamma (variations on the subjacent) capital requirement is calculated by applying the rules defined on Article 2 bis 109 of the General Provisions Applicable to Credit Institutions (Disposiciones de Carácter General Aplicables a las Instituciones de Crédito) issued by the CNBV.

For transactions linked to the annual minimum salary growth, a capital requirement is calculated by applying a Market Risk Charge Coefficient of 1.25% over the increase of the annual minimum salary growth (calculated as the average of the current month and the previous eleven months) to the absolute value of the total net position.

The equivalent assets for market risk are determined by multiplying by 12.5, the sum of the capital requirements of all the transactions described above.

Assets Subject to Operational Risk

Since November 2016, the Bank uses the Alternative Standardized Approach under Basel II standards to calculate the assets subject to operational risk. This method consists first of dividing the business into eight lines. For six of them, the capital requirement is calculated multiplying a “Beta” factor for the average net revenues for the thirty-six months prior to the month being calculated and for the two remaining (Retail and Commercial), the capital requirement is calculated by determining the average net balance for the thirty-six months prior to the month being calculated multiplied for a “Beta” factor and for 3.5. The equivalent assets for operational risk are determined by multiplying the capital requirement by 12.5.

Business Indicator Method

On November 19, 2020, the CNBV published the methodology of the Business Indicator Method (Método del Indicador de Negocio) for calculating capital requirements for operational risk considering that it is necessary for banks to have a more precise and sensitive method to the risk to which they are exposed in their operation for the purpose of determining their minimum net capital requirements for operational risk, eliminating the other methods currently in force, and at the same time, to maintain the capital framework of the Mexican financial system aligned with the international prudential standards issued by the Basel Committee on Banking Supervision. The Business Indicator Method will enter into force on January 1, 2023.

The minimum capital requirements calculated in accordance with Mexican Banking GAAP for Banco Santander México is as follows:

	12/31/2019	12/31/2020

Computable capital:	125,083	151,458
Core capital	138,371	158,786
Supplementary capital	24,847	27,203
Deductible items	(47,555)	(44,479)
Subordinated Additional Tier I Capital Notes (see Note 22.c)	9,420	9,948

Capital requirements:	61,127	63,746
Market risk	13,988	15,398
Credit risk	42,922	43,215
Operational risk	4,217	5,133

Excess of capital requirements	63,956	87,712
Risk-weighted assets	764,093	796,836

As of December 31, 2019 and 2020, in accordance with the capitalization requirements applicable to full service banks, Banco Santander México has the following capitalization ratios, which exceed the minimum legal capital required by the CNBV.

The capital ratios included in this table are in accordance to the data published by the CNBV.

	12/31/2019	12/31/2020

Net Capital / Required Capital	2.05	2.38
Minimum capital requirements	Not applicable	Not applicable

Basic Fundamental Capital / Assets subject to Credit, Market and Operating Risk	11.89%	14.35%
Minimum capital requirements	8.20%	8.20%

Basic Capital / Assets subject to Credit, Market and Operating Risk	13.12%	15.59%
Minimum capital requirements	9.70%	9.70%

Net Capital / Assets subject to Credit Risk	23.31%	28.04%
Minimum capital requirements	Not applicable	Not applicable

Net Capital / Assets subject to Credit, Market and Operating Risk	16.37%	19.01%

Minimum capital requirements	11.70%	11.70%

Resolutions and provisions issued by the CNBV to address the COVID-19 pandemic

On April 8, 2020, the CNBV issued some resolutions and provisions to face the contingency derived from COVID-19 pandemic. In this sense, the CNBV approved temporary amendments to the General Provisions Applicable to Credit Institutions (Disposiciones de Carácter General Aplicables a las Instituciones de Crédito) regarding capitalization.

The CNBV determined to grant temporary regulatory support measures regarding capitalization, between April 1, 2020 and March 31, 2021, in order to allow banks to use the capital conservation supplement (Capital buffer) without impairing its minimum solvency. The Bank decided not to apply the optional regulatory support measure.

In the Provisions Applicable to Credit Institutions (Disposiciones de Carácter General Aplicables a las Instituciones de Crédito), the Early Alerts System (Sistema de Alertas Tempranas) of capitalization considers that banks may use supplements of capital conservation, precisely to face stressed scenarios like the current scenario of contingency caused by the COVID-19 pandemic, as provided in the international prudential standards of the Basel Committee.

Regulatory support measures consist, among others, on the fact that banks will not have to submit the capital conservation plan for CNBV’s approval when using capital conservation supplements, if such supplement is consumed in a maximum of 50%. The CNBV must be informed of the causes that originated the use of the supplement; otherwise, authorization must be requested from the CNBV so that, in justified cases, the banks can increase the amounts disposed of the loans granted to related persons.

Additionally, as another regulatory support measure, the CNBV will published the standard related to the Total Loss-Absorbing Capacity (TLAC) (Capacidad Total para la Absorción de Pérdidas) when it is considered that the economic conditions allow for its implementation by banks. The TLAC standard issued by the Financial Stability Board requires global systemically important banks (G-SIB) to have financial instruments available during resolution to absorb losses and enable them to be recapitalized to continue performing their critical functions while the resolution process is ongoing. The objective is to have an orderly resolution by making debt/equity holders absorb losses (enabling a ‘bail-in’), instead of using public funds (conducting a ‘bailout’).